Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Cash dividends received from consolidated subsidiaries	￦	35,733	12,646	119,036
Cash dividends received from associates		13,700	312,793	164,850

	￦	49,443	325,439	283,886